UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07868

Invesco Advantage Municipal Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	8/31/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2018

Invesco Advantage Municipal Income Trust II

NYSE: VKI

2	Letters to Shareholders

3	Trust Performance

3	Portfolio Management Update

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

22	Financial Statements

25	Notes to Financial Statements

31	Financial Highlights

32	Approval of Investment Advisory and Sub-Advisory Contracts

34	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Advantage Municipal Income Trust II

Trust Performance

Performance summary

Cumulative total returns, 2/28/18 to 8/31/18

Trust at NAV	1.98%
Trust at Market Value	2.37
S&P Municipal Bond Index▼ (Broad Market Index)	1.78
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	1.82
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index∎ (Peer Group Index)	2.26

Market Price Discount to NAV as of 8/31/18	-7.69

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment grade US municipal bonds with maturities equal to or greater than five years.

    The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of closed-end general and insured leveraged municipal debt funds tracked by Lipper.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Portfolio Management Update

Effective June 28, 2018, the following individuals are jointly and primarily responsible for the day-to-day management of the Trust:

    Mark Paris began managing the Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010.

    John Connelly began managing the Trust in 2016 and has been associated with Invesco and/or its affiliates since

2016. Mr. Connelly was employed at Raymond James & Associates in an investment management capacity from 1994 to 2015.

    Tim O’Reilly began managing the Trust in 2016 and has been associated with Invesco and/or its affiliates since 2010.

    James Phillips began managing the Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010.

    John Schorle began managing the Trust in 2018 and has been associated with Invesco and/or its affiliates since 2010.

    Julius Williams began managing the Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010.

    Effective July 13, 2018, Robert Stryker is no longer a portfolio manager of the Trust.

Important Notice Regarding Share Repurchase Program

In September 2018, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Advantage Municipal Income Trust II

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.

Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4 Invesco Advantage Municipal Income Trust II

Schedule of Investments

August 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–169.53%(a)
Alabama–3.41%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$3,630	$4,069,738
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts.(INS–AGM)(b)	5.00%	09/01/2039	950	1,062,831
Series 2014 A, Limited Special Tax GO Wts.(INS–AGM)(b)	5.00%	09/01/2044	950	1,062,832
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/2030	1,800	1,899,468
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	560	613,318
Birmingham (City of) Water Works Board; Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	940	1,064,193
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB(c)	5.50%	01/01/2043	1,900	1,520,076
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(d)	5.00%	09/01/2046	2,100	2,523,738
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	4	0
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(e)(f)	1.58%	07/01/2040	1,600	1,600,000
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	2,200	2,310,110
				17,726,304

Alaska–0.72%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(d)	5.50%	10/01/2041	3,465	3,753,392

Arizona–3.37%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,645	1,809,220
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB(g)	5.25%	07/01/2047	870	872,097
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	500	523,400
Series 2010, RB	5.13%	05/15/2040	1,250	1,308,525
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2030	1,000	1,044,910
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	690	699,874
Series 2009, Education RB	7.13%	01/01/2045	660	669,979
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(g)	6.50%	07/01/2034	380	420,770
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,340	2,508,527
Phoenix Civic Improvement Corp., Series 2017 D, Ref. Jr. Lien Airport RB	5.00%	07/01/2032	925	1,069,753
Phoenix Civic Improvement Corp.;
Series 2017 A, Sr. Lien Airport RB(d)(h)	5.00%	07/01/2042	1,160	1,296,636
Series 2017 A, Sr. Lien Airport RB(d)(h)	5.00%	07/01/2047	1,855	2,066,025
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB(g)	5.38%	07/01/2052	885	861,397
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(d)(i)(j)	5.00%	01/01/2019	2,305	2,330,701
				17,481,814

California–20.37%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements);
Series 1997 C, Sub. Lease CAB RB(INS–AGM)(b)(k)	0.00%	09/01/2019	6,000	5,898,660
Series 1997 C, Sub. Lease CAB RB(INS–AGM)(b)(k)	0.00%	09/01/2021	7,265	6,833,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB(d)	5.00%	04/01/2056	$1,890	$2,128,159
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(k)	0.00%	08/01/2028	900	685,323
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(k)	0.00%	06/01/2055	8,390	431,917
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(i)(j)	6.00%	07/01/2019	1,100	1,140,645
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, Sr.Lien RB(h)	5.00%	12/31/2047	1,500	1,672,335
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(g)(h)	5.00%	07/01/2027	1,050	1,131,165
Series 2012, Water Furnishing RB(g)(h)	5.00%	07/01/2030	1,215	1,298,009
Series 2012, Water Furnishing RB(g)(h)	5.00%	07/01/2037	2,685	2,838,636
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(e)(f)	1.56%	11/01/2026	1,200	1,200,000
California (State of) Public Works Board (Department of Corrections — State Prisons); Series 1993 A, Ref. Lease RB (INS–AMBAC)(b)	5.00%	12/01/2019	2,095	2,143,897
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,450	1,480,639
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	655	710,682
Series 2016 A, RB(g)	5.00%	12/01/2041	1,030	1,113,574
Series 2018 A, RB(g)	5.50%	12/01/2058	750	827,858
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,300	1,331,343
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(i)(j)	5.25%	07/01/2019	1,335	1,377,293
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(i)(j)	5.25%	07/01/2019	765	789,235
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	2,220	2,458,672
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,060	2,258,563
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,805	3,109,539
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,000	2,291,820
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,350	1,502,968
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	400	400,520
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(d)(i)(j)	5.00%	06/01/2020	4,065	4,312,559
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. Toll Road CAB RB (INS–AGM)(b)(k)	0.00%	01/15/2034	3,145	1,721,950
Golden State Tobacco Securitization Corp.;
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,050	1,165,101
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	3,000	3,351,840
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	500	514,025
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2047	2,510	2,618,683
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	1,795	1,845,350
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/2037	1,200	1,324,344
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds(l)	6.25%	08/01/2043	1,500	1,243,935
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB(h)	5.00%	05/01/2028	2,730	2,985,937
Palomar Pomerado Health; Series 2009, COP(i)(j)	6.75%	11/01/2019	1,225	1,299,100
Poway Unified School District (Election of 2008 — School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds(k)	0.00%	08/01/2046	3,705	1,144,512
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS–NATL)(b)(k)	0.00%	06/01/2021	9,000	8,497,170
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	1,655	1,837,695
San Diego (City of) Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(d)(i)(j)	5.00%	08/01/2021	8,490	9,308,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	$1,600	$1,689,856
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2025	850	914,464
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2026	1,700	1,827,092
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(d)	5.00%	11/01/2036	3,690	4,031,546
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB(i)(j)	5.00%	05/01/2022	4,000	4,471,880
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	525	570,329
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(k)	0.00%	06/01/2041	2,605	725,753
Vernon (City of);
Series 2009 A, Electric System RB(i)(j)	5.13%	08/01/2019	400	413,060
Series 2009 A, Electric System RB	5.13%	08/01/2021	865	888,961
				105,758,684

Colorado–3.13%
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	435	478,579
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	1,005	1,005,020
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2034	1,200	1,254,864
Series 2010, Private Activity RB	6.50%	01/15/2030	1,500	1,590,345
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/2037	1,400	1,533,826
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	920	1,032,102
Series 2018 A, Ref. Sub. Airport System RB(d)(h)	5.25%	12/01/2048	1,315	1,507,871
Series 2018 A-2, Dedicated Tax CAB RB(k)	0.00%	08/01/2034	1,270	679,526
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	530	537,526
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB(g)	5.00%	12/15/2041	720	737,100
University of Colorado;
Series 2013 A, Enterprise RB(d)(i)(j)	5.00%	06/01/2023	2,655	3,004,345
Series 2013 A, Enterprise RB(d)(i)(j)	5.00%	06/01/2023	2,535	2,868,555
				16,229,659

District of Columbia–2.57%
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,650	1,651,138
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(i)(j)	6.38%	10/01/2019	2,650	2,780,168
Series 2009, Hospital RB(i)(j)	6.50%	10/01/2019	800	840,352
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(i)(j)	5.00%	10/01/2018	1,725	1,729,364
Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(i)(j)	5.00%	10/01/2018	850	852,151
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	5,190	5,484,896
				13,338,069

Florida–9.79%
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,111,990
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,460	2,711,707
Series 2013 C, Airport System RB	5.25%	10/01/2038	1,900	2,126,271
Series 2015 A, Airport System RB(h)	5.00%	10/01/2045	1,670	1,837,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(g)	7.75%	05/15/2035	$1,000	$1,001,360
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,100	1,238,985
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(j)	5.95%	07/01/2020	40	42,962
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,255	2,412,602
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(h)	5.13%	06/01/2027	1,800	1,943,622
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB(INS–AGC)(b)(d)(h)	5.38%	10/01/2033	1,075	1,077,892
Series 2008 A, RB(INS–AGC)(b)(d)(h)	5.50%	10/01/2038	2,425	2,431,742
JEA; Series 2012 Three B, Electric System RB(d)	5.00%	10/01/2039	3,300	3,558,687
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	752,174
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	2,890	3,207,669
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,000	1,048,800
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. Hospital RB(i)(j)	6.13%	08/01/2020	520	560,711
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	185	197,970
Miami-Dade (County of);
Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/2028	1,510	1,647,319
Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/2030	2,270	2,467,286
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	870	951,232
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,375	1,498,379
Series 2012 B, Ref. Sub. Special Obligation RB(INS–AGM)(b)	5.00%	10/01/2035	1,450	1,583,617
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	965	1,085,500
Orlando (City of) Greater Orlando Aviation Authority;
Series 2017 A, Priority Sub. Airport Facilities RB(d)(h)	5.00%	10/01/2047	2,510	2,786,000
Series 2017 A, Priority Sub. Airport Facilities RB(h)	5.00%	10/01/2047	1,535	1,703,789
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,222,065
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB(d)(i)(j)	5.50%	10/01/2019	2,900	3,018,784
Series 2011, Ref. RB(d)	5.00%	10/01/2031	2,805	3,047,492
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	700,681
Reunion East Community Development District;
Series 2005, Special Assessment RB(c)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	240	244,622
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB(m)	4.34%	05/01/2035	828	529,702
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,078,210
				50,827,592

Georgia–4.02%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB(i)(j)	6.75%	01/01/2019	120	122,009
Series 2009 B, Tax Allocation RB(i)(j)	6.75%	01/01/2019	225	228,766
Series 2009 B, Tax Allocation RB(i)(j)	7.38%	01/01/2019	220	224,123
Atlanta (City of);
Series 2009 A, Water & Wastewater RB(i)(j)	6.00%	11/01/2019	1,350	1,417,068
Series 2009 A, Water & Wastewater RB(i)(j)	6.00%	11/01/2019	1,450	1,522,036
Series 2009 A, Water & Wastewater RB(i)(j)	6.00%	11/01/2019	1,350	1,417,068
Series 2015, Ref. Water & Wastewater RB(d)	5.00%	11/01/2040	6,015	6,739,507
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2047	745	819,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB(j)	5.70%	01/01/2019	$4,220	$4,274,396
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB(d)	5.00%	09/01/2029	4,000	4,131,280
				20,895,842

Hawaii–3.42%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,778,550
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	2,250	2,368,057
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2033	4,500	5,087,610
Series 2015 A, Airport System RB(h)	5.00%	07/01/2041	645	712,293
Series 2015 A, Airport System RB(h)	5.00%	07/01/2045	1,295	1,426,779
Series 2018 A, Airport System RB(h)	5.00%	07/01/2048	1,630	1,824,475
Honolulu (City & County of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,103,470
Series 2015 A, Ref. Jr. Wastewater System RB(d)	5.00%	07/01/2031	2,160	2,464,690
				17,765,924

Idaho–0.74%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/2023	850	856,537
Series 2008 A, RB	6.75%	11/01/2037	1,100	1,108,888
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	670,027
Regents of the University of Idaho; Series 2011, Ref. General RB(i)	5.25%	04/01/2021	1,110	1,192,750
				3,828,202

Illinois–20.82%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,250	1,250,913
Bolingbrook (Village of); Series 1999 C, Ref. Unlimited Tax CAB GO Bonds (INS–NATL)(b)(k)	0.00%	01/01/2029	1,710	1,166,494
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(h)	5.50%	01/01/2031	2,600	2,886,026
Series 2014 A, Ref. Second Lien RB(h)	5.00%	01/01/2041	950	1,024,822
Chicago (City of) (O’Hare International Airport);
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	1,900	2,139,799
Series 2015 C, RB(h)	5.00%	01/01/2046	645	694,110
Series 2015 D, RB	5.00%	01/01/2046	450	489,560
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,035	1,175,139
Chicago (City of) Board of Education;
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	950	973,959
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2034	520	540,244
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,335	1,465,163
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(d)(n)	5.25%	12/01/2036	4,185	4,457,360
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	2,850	3,119,353
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	795	852,272
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	325	347,480
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	260	277,688
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,067	1,073,533
Series 2011 A, Sales Tax RB(i)(j)	5.25%	01/01/2022	2,785	3,081,073
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,585	2,714,612
Series 2012 A, Unlimited Tax GO Bonds(INS–BAM)(b)	5.00%	01/01/2033	1,190	1,244,324
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	890	936,592
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	665	711,789
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	2,590	2,800,463
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	1,550	1,756,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB(i)(j)	5.00%	03/01/2022	$5	$5,503
Series 2012, RB	5.00%	03/01/2034	995	1,074,152
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,100	1,168,288
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	520	521,326
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB(i)(j)	5.50%	10/01/2018	1,325	1,328,882
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,135,900
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 A, Ref. RB(d)	5.00%	07/15/2042	2,505	2,836,837
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(d)(i)(j)	5.38%	08/15/2019	2,400	2,481,792
Series 2009 A, RB(d)(i)(j)	5.75%	08/15/2019	1,700	1,763,886
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	1,957,334
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	257	12,811
Series 2016 B, RB	5.63%	05/15/2020	1,102	1,096,123
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB(i)(j)	6.25%	11/15/2019	845	889,827
Series 2009, RB	6.25%	11/15/2035	555	582,006
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	995,060
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(i)(j)	7.25%	11/01/2018	2,140	2,158,939
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,724,127
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB(i)(j)	6.00%	02/15/2020	1,790	1,894,053
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(d)(i)(j)	5.50%	02/15/2021	2,595	2,817,729
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(d)	5.25%	10/01/2052	2,460	2,711,363
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	4,886,775
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS–AGM)(b)(k)	0.00%	12/15/2029	2,100	1,342,005
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB(INS–AGM)(b)	5.25%	06/15/2031	920	1,011,080
Series 2014, Ref. RB(INS–AGM)(b)	5.25%	06/15/2032	840	920,850
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(d)	5.00%	01/01/2038	3,125	3,412,250
Series 2014 C, RB(d)	5.00%	01/01/2039	3,760	4,133,142
Series 2015 A, RB(d)	5.00%	01/01/2040	1,500	1,658,430
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	935	966,117
Series 2013, Unlimited Tax GO Bonds(INS–AGM)(b)	5.25%	07/01/2029	1,660	1,805,449
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,250	1,294,075
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	850	878,246
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,050	1,107,456
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2024	1,995	2,120,705
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	625	657,469
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2022	435	460,060
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(d)	5.00%	12/15/2041	3,425	3,613,307
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP–GNMA)(h)	7.60%	04/01/2027	30	30,125
Railsplitter Tobacco Settlement Authority; Series 2010, RB(i)(j)	5.50%	06/01/2021	3,625	3,976,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Regional Transportation Authority;
Series 2002 A, RB(INS–NATL)(b)	6.00%	07/01/2029	$860	$1,083,247
Series 2018 B, RB	5.00%	06/01/2040	1,730	1,950,125
Sales Tax Securitization Corp. Series 2018 A, Ref. RB(d)	5.00%	01/01/2048	3,135	3,448,500
				108,091,720

Indiana–2.99%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,550	2,779,781
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(h)	5.00%	07/01/2040	2,940	3,138,009
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2035	500	536,430
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2048	440	467,025
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	612,220
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,050	4,064,701
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB(i)(j)	5.25%	07/01/2023	1,000	1,146,680
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	940	1,054,154
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(h)	6.75%	01/01/2034	1,500	1,745,835
				15,544,835

Iowa–1.42%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB(g)	5.88%	12/01/2027	825	874,954
Series 2013, Ref. Midwestern Disaster Area RB(i)	5.25%	12/01/2037	965	1,025,901
Iowa (State of) Finance Authority (Lifespace Communities Inc.); Series 2018 A, RB	5.00%	05/15/2043	625	670,006
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,280	1,292,403
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,040	1,050,754
Series 2005 E, Asset-Backed CAB RB(k)	0.00%	06/01/2046	9,640	1,160,367
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,275	1,278,251
				7,352,636

Kansas–0.83%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(d)	5.75%	11/15/2038	2,800	2,933,784
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,215	1,379,681
				4,313,465

Kentucky–3.35%
Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(i)(o)	2.96%	02/01/2025	530	539,715
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS–AGM)(b)	5.00%	12/01/2047	835	905,825
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,020	1,088,177
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,330	1,416,423
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.);
Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	775	826,925
Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	945	1,029,880
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB(i)(j)	6.38%	06/01/2020	1,350	1,454,490
Series 2010 A, Hospital RB(i)(j)	6.50%	06/01/2020	3,700	3,994,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(i)(j)	5.25%	02/01/2019	$1,605	$1,629,075
Series 2009, Ref. RB(i)(j)	5.25%	02/01/2019	1,800	1,827,000
Series 2009, Ref. RB(i)(j)	5.25%	02/01/2019	205	208,075
Series 2009, Ref. RB(i)(j)	5.25%	02/01/2019	235	238,525
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,090,640
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,118,290
				17,367,301

Louisiana–1.40%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS–AGM)(b)	5.25%	06/01/2033	2,000	2,217,840
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,070	1,174,924
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	655	698,276
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,245	1,347,202
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,050	1,128,183
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	655	686,931
				7,253,356

Maryland–0.99%
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	652,629
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,205	1,311,317
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB(i)(j)	5.75%	06/01/2020	1,095	1,171,026
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB(i)(j)	5.38%	06/01/2020	775	823,848
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029	690	736,540
Series 2017, Ref. RB	5.00%	04/01/2032	410	433,698
				5,129,058

Massachusetts–2.78%
Massachusetts (Commonwealth of); Series 2018 D, Limited Tax GO Bonds(d)	4.00%	05/01/2040	2,140	2,223,396
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,005	1,043,723
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2053	1,850	2,013,059
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,425	4,800,594
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB(i)(j)	5.00%	07/01/2021	1,575	1,710,324
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(i)(j)	7.25%	01/01/2021	540	606,755
Series 2011 I, RB	7.25%	01/01/2032	360	401,007
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB(d)	5.00%	08/01/2030	1,500	1,624,170
				14,423,028

Michigan–3.78%
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(d)	5.00%	04/15/2041	2,190	2,457,947
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,561,453
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	615	697,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	$950	$1,020,585
Series 2014 C-3, Ref. Sr. Lien Local Government Loan Program RB(INS–AGM)(b)	5.00%	07/01/2031	2,500	2,783,550
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	475	520,334
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	475	525,654
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	970	1,060,035
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	1,740	1,907,719
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB(d)	5.00%	12/01/2046	2,965	3,325,663
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	2,500	2,511,775
Oakland University; Series 2012, General RB	5.00%	03/01/2032	1,145	1,238,478
				19,610,941

Minnesota–0.74%
Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	400	399,208
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB(i)(j)	6.38%	11/15/2018	2,050	2,069,414
Series 2008 A, Health Care System RB(i)(j)	6.63%	11/15/2018	1,350	1,363,446
				3,832,068

Mississippi–0.48%
Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB(f)	1.54%	06/01/2023	1,350	1,350,000
West Rankin Utility Authority; Series 2018, RB (INS–AGM)(b)	5.00%	01/01/2048	1,010	1,132,129
				2,482,129

Missouri–1.06%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	875,720
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,828,066
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	385	407,834
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,100	1,133,088
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,275,721
				5,520,429

Nebraska–0.89%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB(p)	5.00%	09/01/2042	3,250	3,543,735
Series 2012, Gas RB(p)	5.25%	09/01/2037	1,000	1,099,790
				4,643,525

New Jersey–6.82%
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB(h)	5.00%	10/01/2037	715	772,322
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB(i)(j)	5.88%	06/01/2020	1,800	1,928,808
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(h)	5.38%	01/01/2043	2,000	2,185,640
New Jersey (State of) Economic Development Authority;
Series 2004 A, Motor Vehicle RB(INS–BHAC)(b)(d)	5.25%	07/01/2026	6,625	7,732,568
Series 2005 N-1, Ref. School Facilities Construction RB(INS–NATL)(b)(d)(n)	5.50%	09/01/2022	2,820	3,130,228
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB(j)	6.75%	07/01/2019	570	593,866
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. Sr. Student Loan RB(h)	5.00%	12/01/2024	830	929,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 D, Transportation System RB	5.00%	12/15/2023	$1,700	$1,875,219
Series 2011 A, Transportation System RB	5.50%	06/15/2041	1,000	1,047,040
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,150	1,259,538
Series 2018 A, Ref. Federal Highway Reimbursement RN(d)(n)	5.00%	06/15/2029	1,190	1,328,587
Series 2018 A, Ref. Federal Highway Reimbursement RN(d)(n)	5.00%	06/15/2030	405	450,405
Series 2018 A, Ref. Federal Highway Reimbursement RN(d)(n)	5.00%	06/15/2031	565	625,890
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	770	863,601
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(i)(j)	5.00%	07/01/2022	2,600	2,892,682
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	1,500	1,608,990
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	975	1,108,565
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,365	2,583,999
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,245	2,511,661
				35,429,400

New Mexico–0.47%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,275	2,427,835

New York–16.29%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB(i)(j)	6.25%	01/15/2020	1,480	1,573,092
Series 2009, PILOT RB(i)(j)	6.38%	01/15/2020	1,620	1,724,603
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,310	2,296,902
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB(i)(j)	5.25%	11/15/2019	2,000	2,087,200
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,425	1,555,402
Series 2016 B, Ref. RB	5.00%	11/15/2037	1,620	1,823,683
Series 2017 D, Ref. Transportation RB(d)	4.00%	11/15/2042	2,130	2,179,821
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,250	2,452,747
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. Consolidated RB(d)(h)	5.00%	09/15/2028	2,460	2,885,113
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(h)	5.75%	10/01/2036	2,065	2,084,101
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	3,000	3,163,890
Series 2012 FF, Water & Sewer System RB(d)	5.00%	06/15/2045	5,515	5,994,309
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	1,000	1,110,940
New York (City of) Transitional Finance Authority; Subseries 2017 A-3, Future Tax Sec. RB	4.00%	08/01/2043	1,000	1,041,840
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	2,370	2,607,095
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB(d)	5.00%	03/15/2030	2,505	2,689,318
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	7,900	8,697,821
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB(d)	5.00%	03/15/2040	4,210	4,694,950
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(d)(i)(j)	5.00%	03/15/2019	2,250	2,291,963
Series 2009 A, Personal Income Tax RB(d)(i)(j)	5.00%	03/15/2019	2,000	2,037,300
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(d)	5.00%	04/01/2029	4,140	4,448,761
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(d)	5.00%	12/15/2031	2,785	3,156,603
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(g)	5.00%	11/15/2044	4,060	4,273,759
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,000	2,153,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/2020	$2,165	$2,253,938
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(h)	5.00%	08/01/2031	1,285	1,341,746
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB(h)	5.00%	01/01/2031	2,505	2,818,526
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2046	1,355	1,446,435
Series 2016 A, Special Facilities RB(h)	5.25%	01/01/2050	2,465	2,660,672
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,295	1,326,857
TSASC, Inc.;
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	2,610	2,678,565
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	1,000	1,023,390
				84,574,422

North Carolina–1.94%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB(d)	5.00%	10/01/2055	7,265	8,140,287
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(h)	5.00%	06/30/2054	1,810	1,933,696
				10,073,983

North Dakota–0.88%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,043,420
Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2053	3,250	3,526,218
				4,569,638

Ohio–5.74%
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	645	701,760
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,670	2,870,651
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,095	1,215,439
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	447,294
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	895,768
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	360	362,282
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	5,840	5,877,026
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(g)	6.50%	01/01/2034	900	937,170
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,290	1,416,807
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB(d)	5.00%	11/15/2036	2,685	2,895,773
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	790	897,898
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	2,750	3,001,790
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,135	1,217,537
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	1,885	2,071,634
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB(i)(j)	6.25%	06/01/2021	875	976,080
Montgomery (County of) (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB(g)	6.00%	04/01/2038	1,125	1,108,440
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS–AGM)(b)(h)	5.00%	12/31/2039	615	669,729
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(g)(h)	4.25%	01/15/2038	440	449,882
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB(i)(j)	5.75%	05/15/2020	275	293,183
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,445	1,520,154
				29,826,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–1.52%
Edmond Public Works Authority;
Series 2017, Sales Tax and Utility System RB(d)	5.00%	07/01/2042	$2,035	$2,316,196
Series 2017, Sales Tax and Utility System RB(d)	5.00%	07/01/2047	1,985	2,251,129
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	1,630	1,847,556
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,485	1,462,918
				7,877,799

Pennsylvania–3.21%
Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,094,670
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,100	1,141,503
Franklin (County of) Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	539,195
Pennsylvania (State of) Turnpike Commission;
Series 2018 A-2, Turnpike RB	5.00%	12/01/2048	890	995,065
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	875	1,002,522
Subseries 2010 B-2, Sub. RB(i)(j)	5.75%	12/01/2020	1,180	1,282,070
Subseries 2010 B-2, Sub. RB(i)(j)	5.75%	12/01/2020	640	695,360
Subseries 2010 B-2, Sub. RB(i)(j)	5.75%	12/01/2020	680	738,820
Subseries 2010 B-2, Sub. RB(i)(j)	6.00%	12/01/2020	225	245,691
Subseries 2010 B-2, Sub. RB(i)(j)	6.00%	12/01/2020	1,090	1,187,718
Subseries 2010 B-2, Sub. Turnpike RB(i)(j)	6.00%	12/01/2020	235	256,611
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(l)	5.13%	12/01/2039	1,000	849,630
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	1,750	1,957,795
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	545	611,392
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	712,532
Philadelphia (City of);
Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	840	938,582
Series 2017 B, Ref. Airport RB(d)(h)	5.00%	07/01/2047	2,190	2,428,622
				16,677,778

Puerto Rico–1.22%
Children’s Trust Fund;
Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	1,950	1,974,024
Series 2005 A, Tobacco Settlement Asset-Backed RB(k)	0.00%	05/15/2050	4,515	562,163
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. Power RB (INS–NATL)(b)	5.25%	07/01/2033	550	591,910
Series 2007 VV, Ref. Power RB (INS–NATL)(b)	5.25%	07/01/2035	480	513,950
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. Transportation RB (INS–NATL)(b)	5.25%	07/01/2032	575	619,810
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS–NATL)(b)	6.00%	07/01/2024	1,510	1,561,340
Puerto Rico (Commonwealth of); Series 2006 A, Public Improvement Unlimited Tax GO Bonds (INS–AGC) (CPI Rate + 1.00%)(b)(o)	3.46%	07/01/2019	485	486,964
				6,310,161

South Carolina–2.32%
Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS–NATL)(b)	5.25%	04/01/2021	130	130,361
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB(i)(j)	5.50%	02/01/2019	1,000	1,015,600
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB(i)(j)	5.25%	08/01/2023	1,200	1,375,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Ports Authority;
Series 2015, RB(h)	5.25%	07/01/2050	$2,620	$2,909,405
Series 2015, RB(h)	5.25%	07/01/2055	1,030	1,141,796
Series 2018, RB(h)	5.00%	07/01/2043	565	633,405
Series 2018, RB(h)	5.00%	07/01/2055	440	487,106
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2014 A, RB	5.50%	12/01/2054	890	969,691
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(d)	5.00%	01/01/2033	3,300	3,403,587
				12,066,247

South Dakota–0.49%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,235	1,343,149
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,205,050
				2,548,199

Tennessee–2.11%
Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2037	1,295	1,450,646
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS–NATL)(b)(k)	0.00%	07/01/2026	12,525	9,518,499
				10,969,145

Texas–20.53%
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,600	1,755,616
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/2019	1,600	1,650,464
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034	3,000	3,179,070
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,585	2,738,187
Series 2013 A, Joint Improvement RB(h)	5.00%	11/01/2030	1,000	1,091,040
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(f)	1.42%	11/01/2041	1,900	1,900,000
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB(d)	5.00%	11/01/2041	2,000	2,161,500
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB(d)(i)(j)	5.00%	08/15/2019	4,350	4,483,067
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(i)(j)	7.25%	12/01/2018	925	937,617
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(i)(j)	5.00%	12/01/2019	1,100	1,143,593
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(h)	4.75%	07/01/2024	1,680	1,808,638
Houston (City of);
Series 2011 D, First Lien Combined Utility System RB(d)	5.00%	11/15/2033	3,150	3,416,490
Series 2015 C, Ref. Airport System RB(h)	5.00%	07/15/2020	645	676,412
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(g)	5.50%	08/15/2045	1,015	1,049,743
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. Transmission Contract RB	5.00%	05/15/2043	1,465	1,662,321
Series 2018, Ref. Transmission Contract RB	5.00%	05/15/2048	1,410	1,593,681
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,500	1,595,865
Lower Colorado River Authority;
Series 2012 A, Ref. RB	5.00%	05/15/2039	2,270	2,447,332
Series 2012-A, Ref. RB(i)(j)	5.00%	05/15/2022	5	5,520
Series 2012-A, Ref. RB	5.00%	05/15/2033	1,730	1,877,206
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(i)(j)	6.25%	02/15/2019	1,450	1,479,595
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS–AMBAC)(b)(h)	5.13%	11/01/2028	5,000	5,809,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (CHF–Collegiate Housing College Station I, LLC–Texas A&M University); Series 2014 A, Student Housing RB (INS–AGM)(b)	5.00%	04/01/2046	$2,505	$2,709,483
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2042	830	876,779
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	5.00%	07/01/2047	1,000	1,002,050
North Texas Tollway Authority;
Series 2011 A, Special Projects System RB(d)(i)(j)	5.50%	09/01/2021	3,180	3,513,041
Series 2015 B, Ref. RB(d)(n)	5.00%	01/01/2040	7,525	8,175,085
Series 2017 B, Ref. Second Tier System RB(d)	5.00%	01/01/2048	4,260	4,720,932
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,000	2,191,560
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,100	1,151,392
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	955	995,167
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	899,350
Series 2007, Retirement Facility RB	5.75%	11/15/2037	585	522,025
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	450	450,450
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	1,490	1,631,818
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(b)	6.25%	07/01/2028	3,600	3,654,756
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,583,804
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	3,310	3,557,025
Series 2015 B, Ref. CAB RB(k)	0.00%	08/15/2036	2,650	1,241,472
Series 2015 B, Ref. CAB RB(k)	0.00%	08/15/2037	955	426,933
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,290	1,390,143
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,290	1,457,055
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,970	5,759,335
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,650	1,791,158
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,000	1,080,520
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,875	5,257,395
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(h)	5.00%	12/31/2055	870	933,841
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,675	1,772,351
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(h)	7.00%	12/31/2038	1,150	1,355,827
				106,563,604

Utah–1.26%
Emery (County of) (Pacificorp); Series 1994, VRD PCR (LOC–Canadian Imperial Bank of Commerce)(e)(f)	1.58%	11/01/2024	1,000	1,000,000
Salt Lake City (City of);
Series 2017 A, Airport RB(d)(h)	5.00%	07/01/2047	2,065	2,303,239
Series 2017 A, Airport RB(h)	5.00%	07/01/2047	2,125	2,370,161
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	855	856,437
				6,529,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.38%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	$475	$472,625
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,500	1,487,250
				1,959,875

Virginia–2.17%
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(h)	5.00%	01/01/2040	1,760	1,856,747
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(h)	5.50%	01/01/2042	2,705	2,926,837
Series 2012, Sr. Lien RB(h)	6.00%	01/01/2037	620	684,778
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(h)	5.00%	07/01/2034	2,890	3,065,423
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB(h)	5.00%	12/31/2056	2,505	2,720,530
				11,254,315

Washington–3.64%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(h)	5.50%	07/01/2025	1,675	1,822,517
Kalispel Tribe of Indians; Series 2018 B, RB(g)	5.00%	01/01/2032	700	729,617
Seattle (Port of);
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	2,265	2,484,139
Series 2017 C, Intermediate Lien RB(h)	5.25%	05/01/2042	875	999,687
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(d)	5.00%	06/01/2033	2,700	2,902,770
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(d)	5.00%	06/01/2041	645	689,886
Washington (State of) Conventional Center Public Facilities District; Series 2018, RB(d)	5.00%	07/01/2048	3,130	3,531,141
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(d)	5.00%	02/01/2041	2,550	2,634,456
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(i)(j)	6.25%	05/15/2021	1,125	1,256,692
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,838,006
				18,888,911

West Virginia–0.81%
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	730	711,458
Series 2008, RB	6.25%	10/01/2023	1,270	1,196,810
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB(i)(j)	5.50%	06/01/2019	1,160	1,192,457
Series 2009 C, Ref. & Improvement RB(i)(j)	5.50%	06/01/2019	1,065	1,094,798
				4,195,523

Wisconsin–4.03%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, Limited Obligation Grant RB(g)	6.75%	08/01/2031	685	757,315
Series 2017, Limited Obligation PILOT RB(g)	6.75%	12/01/2042	1,595	1,833,915
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(h)	5.38%	11/01/2021	500	501,320
Series 2007 B, Collateralized Utility RB(h)	5.75%	11/01/2037	460	461,132
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,949,373
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(i)(j)	5.00%	08/15/2022	1,400	1,550,108
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(i)(j)	6.63%	02/15/2019	1,340	1,369,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(d)	5.00%	03/01/2046	$4,515	$4,970,247
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,323,636
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,333,839
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	726,173
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB(i)(j)	5.38%	05/01/2019	105	107,600
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,020	1,044,712
				20,928,930

Wyoming–0.63%
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,350	1,393,252
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS–BAM)(b)(d)	5.00%	01/01/2047	1,675	1,856,235
				3,249,487
TOTAL INVESTMENTS IN SECURITIES(q)–169.53% (Cost $841,458,605)				880,091,359
FLOATING RATE NOTE OBLIGATIONS–(29.05)%
Notes with interest and fee rates ranging from 2.06% to 2.48% at 08/31/2018, and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1J)(r)				(150,790,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(41.60)%				(215,982,480)
OTHER ASSETS LESS LIABILITIES–1.12%				5,807,869
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$519,126,748

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2018 was $1,520,078, which represented less than 1% of the Trust’s Net Assets.

(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $23,116,761, which represented 4.45% of the Trust’s Net Assets.

(h)	Security subject to the alternative minimum tax.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Zero coupon bond issued at a discount.
(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $11,825,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(p)	Security subject to crossover refunding.
(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2018. At August 31, 2018, the Trust’s investments with a value of $ 230,516,616 are held by TOB Trusts and serve as collateral for the $150,790,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

As of August 31, 2018

Revenue Bonds	78.2%
Pre-Refunded Bonds	14.8
General Obligation Bonds	6.2
Other	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Advantage Municipal Income Trust II

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $841,458,605)	$880,091,359
Cash	37,052
Receivable for:
Investments sold	317,383
Interest	9,165,201
Investment for trustee deferred compensation and retirement plans	10,768
Other assets	2,113
Total assets	889,623,876

Liabilities:
Floating rate note obligations	150,790,000
Variable rate muni term preferred shares ($0.01 par value, 2,160 shares issued with liquidation preference of $100,000 per share)	215,982,480
Payable for:
Investments purchased	3,063,824
Dividends	36,362
Accrued fees to affiliates	157
Accrued interest expense	451,470
Accrued trustees’ and officers’ fees and benefits	4,311
Accrued other operating expenses	157,756
Trustee deferred compensation and retirement plans	10,768
Total liabilities	370,497,128
Net assets applicable to common shares	$519,126,748

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$504,633,416
Undistributed net investment income	743,990
Undistributed net realized gain (loss)	(24,883,412)
Net unrealized appreciation	38,632,754
$519,126,748

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	44,391,551
Net asset value per common share	$11.69
Market value per common share	$10.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Advantage Municipal Income Trust II

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$19,650,841

Expenses:
Advisory fees	2,445,863
Administrative services fees	63,003
Custodian fees	11,170
Interest, facilities and maintenance fees	4,419,937
Transfer agent fees	45,223
Trustees’ and officers’ fees and benefits	14,127
Registration and filing fees	12,378
Reports to shareholders	30,363
Professional services fees	55,001
Other	50,649
Total expenses	7,147,714
Net investment income	12,503,127

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	2,653,192
Change in net unrealized appreciation (depreciation) of investment securities	(6,324,333)
Net realized and unrealized gain (loss)	(3,671,141)
Net increase in net assets from operations applicable to common shares	$8,831,986

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Advantage Municipal Income Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$12,503,127	$29,291,243
Net realized gain	2,653,192	206,568
Change in net unrealized appreciation (depreciation)	(6,324,333)	(10,106,060)
Net increase in net assets resulting from operations	8,831,986	19,391,751
Distributions to common shareholders from net investment income	(13,770,259)	(29,138,614)
Net increase (decrease) in net assets applicable to common shares	(4,938,273)	(9,746,863)

Net assets applicable to common shares:
Beginning of period	524,065,021	533,811,884
End of period (includes undistributed net investment income of $743,990 and $2,011,122, respectively)	$519,126,748	$524,065,021

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Advantage Municipal Income Trust II

Statement of Cash Flows

For the six months ended August 31, 2018

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$8,831,986

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(43,409,019)
Purchases of short-term investments, net	(4,846,578)
Proceeds from sales of investments	56,474,765
Amortization of premium	2,184,613
Accretion of discount	(1,219,116)
Decrease in interest receivables and other assets	562,115
Increase in accrued expenses and other payables	127,108
Net realized gain from investment securities	(2,653,192)
Net change in unrealized depreciation on investment securities	6,324,333
Net cash provided by operating activities	22,377,015

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(13,771,591)
Decrease in payable for amount due custodian	(1,398,372)
Proceeds from TOB Trusts	19,300,000
Repayments of TOB Trusts	(26,470,000)
Net cash provided by (used in) financing activities	(22,339,963)
Net increase in cash and cash equivalents	37,052
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$37,052

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$4,294,600

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Advantage Municipal Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its assets in municipal securities rated investment grade at the time of investment.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

25                         Invesco Advantage Municipal Income Trust II

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an

26                         Invesco Advantage Municipal Income Trust II

underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.

Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

27                         Invesco Advantage Municipal Income Trust II

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2018, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2018, the Trust engaged in securities purchases of $28,655,396 and securities sales of $22,941,546, which did not result in any net realized gains or losses.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2018 were $149,557,857 and 2.42%, respectively.

28                         Invesco Advantage Municipal Income Trust II

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2018, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$3,583,240	$—	$3,583,240
Not subject to expiration	8,250,694	12,899,675	21,150,369
	$11,833,934	$12,899,675	$24,733,609

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2018 was $45,011,689 and $56,765,771, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$41,682,474
Aggregate unrealized (depreciation) of investments	(4,683,187)
Net unrealized appreciation of investments	$36,999,287

Cost of investments for tax purposes is $843,092,072.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
Beginning shares	44,391,551	44,391,551
Shares issued through dividend reinvestment	—	—
Ending shares	44,391,551	44,391,551

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 15, 2012, the Trust issued 2,310 Series 2015/6-VKI VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 15, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On December 31, 2014, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 31, 2017, unless earlier redeemed, repurchased or extended. On June 1, 2017, the Trust redeemed 150 Series 2015/6-VKI VMTP Shares, with a liquidation preference of $100,000 per share to pay holders of record as of May 31, 2017, the redemption price, including accumulated but unpaid dividends, to the holders of VMTP Shares called for redemption on such date, in connection with the partial redemption. In addition, on June 1, 2017, the Trust extended the term of the remaining outstanding VMTP Shares and is required to redeem all outstanding VMTP Shares on June 1, 2020, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

29                         Invesco Advantage Municipal Income Trust II

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2018, the dividend rate is equal to the SIFMA Index plus a spread of 1.00%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2018 were $216,000,000 and 2.36%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2018:

Declaration Date	Amount per Share	Record Date	Payable Date
September 4, 2018	$0.0493	September 14, 2018	September 28, 2018
October 1, 2018	$0.0493	October 16, 2018	October 31, 2018

30                         Invesco Advantage Municipal Income Trust II

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Years ended February 28,		Year ended February 29,	Years ended February 28,
	2018		2018	2017	2016	2015	2014
Net asset value per common share, beginning of period	$11.81		$12.03	$12.70	$12.77	$12.02	$13.07
Net investment income(a)	0.28		0.66	0.70	0.76	0.75	0.74
Net gains (losses) on securities (both realized and unrealized)	(0.09)		(0.22)	(0.65)	(0.05)	0.77	(1.01)
Total from investment operations	0.19		0.44	0.05	0.71	1.52	(0.27)
Less dividends paid to common shareholders from net investment income	(0.31)		(0.66)	(0.72)	(0.78)	(0.77)	(0.78)
Net asset value per common share, end of period	$11.69		$11.81	$12.03	$12.70	$12.77	$12.02
Market value per common share, end of period	$10.80		$10.86	$11.31	$12.12	$11.79	$11.06
Total return at net asset value(b)	1.63%		3.99%	0.48%	6.40%	13.63%	(1.37)%
Total return at market value(c)	2.37%		1.72%	(1.01)%	9.98%	14.01%	(9.87)%
Net assets applicable to common shares, end of period (000’s omitted)	$519,127		$524,065	$533,812	$563,497	$566,949	$533,370
Portfolio turnover rate(d)	5%		12%	12%	11%	9%	17%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.72	%(e)	2.25%	2.04%	1.67%	1.69%	1.73%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.04	%(e)	1.05%	1.00%	1.03%	1.01%	1.07%
Without fee waivers and/or expense reimbursements	2.72	%(e)	2.25%	2.04%	1.67%	1.69%	1.73%
Ratio of net investment income	4.75	%(e)	5.44%	5.56%	6.09%	6.03%	6.16%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$216,000		$216,000	$231,000	$231,000	$231,000	$231,000
Asset coverage per preferred share(f)	$340,336		$342,623	$331,087	$343,938	$345,433	$330,896
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $521,643.
(f)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by preferred shares outstanding.

31                         Invesco Advantage Municipal Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of Invesco Advantage Municipal Income Trust II (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub- advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board noted that overweight and underweight exposure to and selection in certain securities detracted from the Fund’s performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted

32                         Invesco Advantage Municipal Income Trust II

that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide additional services to the Fund.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

33                         Invesco Advantage Municipal Income Trust II

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Advantage Municipal Income Trust II (the “Fund”) was held on August 9, 2018. The Meeting was held for the following purpose:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1).	Bruce L. Crockett	39,727,496	1,295,800
	Jack M. Fields	39,862,966	1,160,330
	Martin L. Flanagan	39,825,904	1,197,392
	Robert C. Troccoli	39,694,603	1,328,693

34                         Invesco Advantage Municipal Income Trust II

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Forms N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-07868	VK-CE-AMINC2-SAR-1	10182018 1127

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the affiliate of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Advantage Municipal Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.